CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION [Abstract]
CONDENSED FINANCIAL INFORMATION

NOTE 24 - CONDENSED FINANCIAL INFORMATION

FIRST CITIZENS BANCSHARES, INC.

(Parent Company Only)

Balance Sheets

December 31, 2013 and 2012

(In thousands)

	2013	2012
Assets
Cash	$ 702	$ 561
Investment in subsidiaries	120,134	121,921
Other assets	103	86
Total assets	$120,939	$122,568
Liabilities and shareholders' equity
Liabilities
Long term debt	$ 10,310	$10,310
Accrued expenses	78	172
Total liabilities	10,388	10,482
Shareholders' equity	110,551	112,086
Total liabilities and shareholders' equity	$120,939	$122,568

FIRST CITIZENS BANCSHARES, INC.

(Parent Company Only)

Condensed Statements of Income

Years Ended December 31, 2013 and 2012

(In thousands)

	2013	2012
Income
Dividends from bank subsidiary	$ 5,185	$ 4,825
Other income	6	7
Total income	5,191	4,832
Expenses
Interest expense	214	236
Other expenses	177	247
Total expenses	391	483
Income before income taxes and equity in undistributed net income of bank subsidiary	4,800	4,349
Income tax benefit	(143)	(113)
	4,943	4,462
Equity in undistributed net income of bank subsidiary	8,865	9,053
Net income	$13,808	$13,515

FIRST CITIZENS BANCSHARES, INC.

(Parent Company Only)

Condensed Statements of Cash Flows

Years ended December 31, 2013 and 2012

(In thousands)

	2013	2012
Operating activities
Net income	$13,808	$13,515
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiary	(8,865)	(9,053)
Increase in other assets	(18)	-
Increase (decrease) in other liabilities	(94)	50
Net cash provided by operating activities	4,831	4,512
Financing activities
Payment of dividends	(4,690)	(4,329)
Net cash used by financing activities	(4,690)	(4,329)
Increase in cash	141	183
Cash at beginning of year	561	378
Cash at end of year	$ 702	$ 561